Average headcount and number of branches	6 Months Ended
Jun. 30, 2026
Average Headcount And Number Of Branches
Average headcount and number of branches	Average headcount and number of branches
The average number of employees at Banco Santander and Grupo Santander, by gender, in the six-month periods ended 30 June 2026 and 2025 is as follows:

Average headcount
	Bank		Group (*)
	30-06-2026	30-06-2025	30-06-2026	30-06-2025
Men	11,493	11,913	90,638	94,530
Women	11,121	11,451	95,173	100,872
	22,614	23,364	185,811	195,402
(*) As of 30 June 2025, this excludes the Group’s business sold in Poland. Including Poland, the average headcount amounted to 206,045.
The number of branches, depending on their location, as of 30 June 2026 and 31 December 2025 is as follow:

Number of branches
	Group
	30-06-2026	31-12-2025
Spain (*)	1,499	1,674
Group (**)	4,997	5,091
	6,496	6,765
(*) Includes branches in Spain of the Openbank business.
(**) Excludes 359 branches from the business sold in Poland at 31 December 2025.